Accounting policies and statement of compliance (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Disclosure of initial application of standards or interpretations
The impact of the first adoption of IFRS 15 on the statement of financial position and the consolidated statement of income (loss) as of January 1, 2018 are presented below:

(amounts in thousands of euro)	December 31, 2017 as published as published	IFRS 15 restatement	January 1, 2018 restated restated
ASSETS
Non-current assets
Deferred tax assets	—	3,098	3,098
Total non-current assets	117,501	3,098	120,599
Total current assets	137,521	—	137,521
TOTAL ASSETS	255,023	3,098	258,121

LIABILITIES AND SHAREHOLDERS'S EQUITY
Sharehoder's Equity
Reserves	(103,595)	13,488	(90,107)
Total shareholders’ equity	85,956	13,488	99,444
Non-current liabilities
Collaboration liabilities—non-current portion	—	17,314	17,314
Deferred revenue—non-current portion	87,005	(25,246)	61,759
Deferred tax liabilities	—	3,098	3,098
Total non-current liabilities	95,158	(4,834)	90,324
Current liabilities
Trade payables and others	24,657	(5,156)	19,501
Collaboration liabilities—current portion	—	27,437	27,437
Deferred revenue—current portion	47,909	(27,837)	20,072
Total current liabilities	73,909	(5,556)	68,353
TOTAL LIABILITIES AND SHAREHOLDERS'S EQUITY	255,023	3,098	258,121

(amounts in thousands of euro)	As of December 31, 2018 as published	IFRS 15 impact	As of December 31, 2018, excluding IFRS 15 impacts
ASSETS
Non-current assets
Deferred tax assets	1,561	(1,561)	—
Total non-current assets	131,574	(1,561)	130,013
Total current assets	319,643	—	319,643
TOTAL ASSETS	451,216	(1,561)	449,655

LIABILITIES AND SHAREHOLDERS'S EQUITY
Sharehoder's Equity
Retained earnings	(137,840)	(13,488)	(152,427)
Net result	3,049	7,349	10,398
Total shareholders’ equity	167,240	(6,139)	161,101
Non-current liabilities
Collaboration liabilities—non-current portion	10,669	(10,669)	—

Deferred revenue—non-current portion	68,098	7,958	76,056
Deferred tax liabilities	1,561	(1,561)	—
Total non-current liabilities	87,238	(4,272)	82,966
Current liabilities
Trade payables and others	91,655	3,382	95,037
Collaboration liabilities—current portion	20,987	(20,987)	—
Deferred revenue—current portion	82,096	26,455	108,551
Total current liabilities	196,737	8,850	205,587
TOTAL LIABILITIES AND SHAREHOLDERS'S EQUITY	451,216	(1,561)	449,655

(amounts in thousands of euro)	Year ended December 31, 2018 as published	IFRS 15	Year ended December 31, 2018, excluding IFRS 15 impact
Revenue from collaboration and licensing agreements	79,892	21,033	100,925
Government financing for research expenditures	14,060	—	14,060
Revenue and other income	93,952	21,033	114,985
Research and development expenses	(69,555)	(15,542)	(85,097)
General and administrative expenses	(18,142)	—	(18,142)
Operating expenses	(87,697)	(15,542)	(103,239)
Net income (loss) from distribution agreements	(1,109)	—	(1,109)
Operating income	5,146	5,491	10,637
Financial income	6,002	—	6,002
Financial expenses	(8,429)	1,858	(6,571)
Net financial income (loss)	(2,427)	1,858	(569)
Net income before tax	2,718	7,349	10,067
Income tax	333	—	333
Net income	3,049	7,349	10,397
(in € per share)

Basic income per share	0.05		0.18
Diluted income per share	0.05		0.18
The impact of the first adoption of IFRS 16 on the statement of financial position as of January 1, 2019 is presented below:

(amounts in thousands of euro)	December 31, 2018 as published as published	IFRS 16 restatement	January 1, 2019 restated

ASSETS
Total current assets	319,643	—	319,643
Property and equipment	10,216	1,097	11,313
Total non-current assets	131,574	1,097	132,671
TOTAL ASSETS	451,216	1,097	452,313
LIABILITIES AND SHAREHOLDERS' EQUITY
Financial liabilities - current portion	1,347	320	1,667
Total current liabilities	196,737	320	197,057
Financial liabilities - non-current portion	3,175	848	4,023
Provision - non-current portion	38	50	88
Total non-current liabilities	87,238	898	88,136
Retained earnings	(137,840)	(121)	(137,961)
Total shareholders' equity	167,240	(121)	167,119
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	451,216	1,097	452,313

Disclosure of leases
The reconciliation between the lease liabilities accounted for at January 1, 2019 and the non-cancellable lease commitments disclosed as of December 31, 2018 is as follow:

Commitments related to operating leases agreements as of Commitments related to operating leases agreements as of December 31, 2018	769
Lease liabilities related to financial leases as of Lease liabilities related to financial leases as of December 31, 2018	2,098
Lease extension (Building "Le Virage")	445
Discount effect	(46)
Exemption	0
Lease liabilities as of Lease liabilities as of January 1, 2019	3,266

Disclosure of effect of changes in foreign exchange rates
Foreign currency transactions are translated into the presentation currency using the following exchange rates:

	December 31, 2018		December 31, 2019		December 31, 2020
€1 EQUALS TO	AVERAGE RATE	CLOSING RATE	AVERAGE RATE	CLOSING RATE	AVERAGE RATE	CLOSING RATE
USD	1.1810	1.1450	1.1195	1.1234	1.1422	1.2271

Disclosure of depreciation period
Depreciation periods are as follows:

Buildings and improvements on buildings	20	to	40 years
Installations	5	to	20 years
Technical installations and equipment			8 years
Equipment and office furniture			5 years
Computers and IT equipment			3 years